Variable Interest Entity - Schedule of Consolidated Assets and Liabilities (Details) - VIE's [Member] - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Current assets
Cash and cash equivalents	$ 37,222	$ 97,472
Accounts receivables, net	3,674	2,006
Amounts due from Group companies	95,891	2,062
Inventories, net	6,473	3,611
Other receivables and other current assets	70,171	570
Total current assets	213,431	105,721
Non-current Assets
Property and equipment, net	175,583	99,675
Operating lease right of use asset, net	42,008	34,508
Other non-current assets	6,735	1,405
Total non-current assets	224,326	135,588
TOTAL ASSETS	437,757	241,309
Current liabilities
Amounts due to Group companies	167,185	76,226
Operating lease liabilities – current	27,504	22,526
Accruals and other payables	46,871	36,255
Total current liabilities	241,560	135,007
Non-current liabilities
Operating lease liabilities – non-current	8,295	12,901
Total non-current assets	8,295	12,901
TOTAL LIABILITIES	$ 249,855	$ 147,908